Share Capital and Reserves (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands								1 Months Ended	12 Months Ended
		Sep. 21, 2025 $ / shares shares	Jul. 23, 2025 USD ($) $ / shares shares	Oct. 23, 2024 USD ($)	Oct. 17, 2024 USD ($) $ / shares shares	Sep. 27, 2023 USD ($) $ / shares shares	Jan. 10, 2023 USD ($) $ / shares shares	Aug. 08, 2025 $ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2022 HKD ($) $ / shares shares	Dec. 31, 2024 $ / shares shares
Share Capital and Reserves [Line Items]
Authorized share capital						$ 100,000	$ 100,000				$ 380,000
Share authorized	[1]								6,125,000			6,250,000
Share par value | $ / shares						$ 0.001			$ 0.016	[1]		$ 0.016	[1]
Shares issued	[1]								4,206,788			1,100,625
Shares divided						100,000,000	100,000,000
Price per share (in Dollars per share) | $ / shares							$ 0.5
Share premium (in Dollars) | $							$ 3,194
Number of shares						1.25
Ordinary share par value						0.0008
Issuance of shares			14,800,000		1,750,000
Price of per share (in Dollars per share) | $ / shares					$ 4
Received net cash proceeds (in Dollars) | $									$ 6,300
Authorized but unissued shares		2,500,000
Founder preferred shares, par value (in Dollars per share) | $ / shares		$ 0.0008							$ 0.016	[1]
Founder preferred shares voting right		one
Founders preferred shares outstanding	[1]								125,000
Perecentage of statutory reserve									10.00%
Registered capital reaches									25.00%
2025 Warrants [Member]
Share Capital and Reserves [Line Items]
Warrants exercised units								3,525,006
Exercise price per share (in Dollars per share) | $ / shares								$ 0.4681
2025 Warrants One [Member]
Share Capital and Reserves [Line Items]
Warrants exercised units								4,257,603
Exercise price per share (in Dollars per share) | $ / shares								$ 0.3277
2025 Warrants Two [Member]
Share Capital and Reserves [Line Items]
Warrants exercised units								7,017,391
Exercise price per share (in Dollars per share) | $ / shares								$ 0.2341
Mr. CHUN SUN WONG [Member]
Share Capital and Reserves [Line Items]
Controlling shareholder owned percentage		100.00%
Common Stock [Member]
Share Capital and Reserves [Line Items]
Share authorized											38,000,000
Share par value | (per share)			$ 0.0008			$ 0.0008	$ 0.001				$ 0.01
Shares issued			1				9,599,900				100
Issuance of shares								47,323,247
Common Stock [Member] | 2025 Warrants [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares									$ 0.0008
Shares issued									1
WZ Global BVI Limited [Member] | Common Stock [Member]
Share Capital and Reserves [Line Items]
Share par value | $ / shares							$ 0.001
Shares issued							6,400,000
Co-Founding Shareholders [Member]
Share Capital and Reserves [Line Items]
Price per share (in Dollars per share) | $ / shares							$ 0.001
Statutory Reserve [Member]
Share Capital and Reserves [Line Items]
Registered capital reaches									50.00%
Median [Member]
Share Capital and Reserves [Line Items]
Authorized share capital | $						$ 100,000
Subdivision [Member]
Share Capital and Reserves [Line Items]
Ordinary shares issued						20,000,000
Ordinary shares outstanding						20,000,000
Ordinary share par value						0.001
Subdivision [Member] | Ordinary Shares [Member]
Share Capital and Reserves [Line Items]
Ordinary shares issued						16,000,000
Ordinary shares outstanding						16,000,000
Ordinary share par value						0.0008
Common Stock [Member]
Share Capital and Reserves [Line Items]
Shares divided						125,000,000
IPO [Member]
Share Capital and Reserves [Line Items]
Gross proceeds (in Dollars) | $					$ 7,000,000
Additional gross proceed (in Dollars) | $				$ 1,050,000
Over-Allotment Option [Member]
Share Capital and Reserves [Line Items]
Issuance of shares					262,500
Private Placement [Member]
Share Capital and Reserves [Line Items]
Issuance of shares			14,800,000
Price of per share (in Dollars per share) | $ / shares			$ 0.4681
Purchase price (in Dollars) | $			$ 6,900
Warrant term			5 years
Private Placement [Member] | Common Stock [Member]
Share Capital and Reserves [Line Items]
Each unit consists number of ordinary share			1
Each unit consists number of warrant			1

[1]	On December 30, 2025, the Company implemented a one-for-twenty reverse stock split of the Company’s authorized, issued and outstanding ordinary shares, including the Founders Preferred Shares. All references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.